Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 8.4	$ 8.0	$ 62.5	$ 73.4	$ 70.2
Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	5.2	4.0	24.6	25.7	28.0
Direct Operating Expenses | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	0.6	0.4	2.7	1.6	1.2
Selling and Marketing Expense | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	0.2	0.2	0.8	0.7	0.5
General and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			54.8	69.2	70.2
General and administrative expense | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 4.4	$ 3.4	19.7	23.4	26.3
Restructuring and other
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			7.7	4.2	0.0
Restructuring and other | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			$ 1.4	$ 0.0	$ 0.0